Fair value measurements and Hedging - Derivative instruments effect on statements of operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Gain/(Loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationshipof interest rate swaps	$ 0	$ 400
Unrealized gain/(loss) of de-designated accounting hedging relationshipof interest rate swaps	212	46
Total Gain/(loss) recognized	212	446
Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss (Note 14)	212	551
Total Gain/(loss) recognized	212	551
Gain/(Loss) on FFAs and bunker swaps, net
Total Gain/(loss) recognized	(3,834)	4,335
Forward Freight Agreements [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	(2,796)	1,271
Unrealized gain/(loss) on FFAs	(1,471)	903
Bunker Swaps [Member]
Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on bunker swaps	433	1,409
Unrealized gain/(loss) on bunker swaps		$ 752